Payments, by Project - 12 months ended Dec. 31, 2023 - USD ($)	Taxes	Royalties	Fees	Prod. Entitlements	Bonuses	Comm. Social Resp.	Total Payments
Total	$ 299,696,000	$ 153,671,000	$ 4,109,000	$ 23,470,000	$ 443,000	$ 727,000	$ 482,116,000
Ceiba Field [Member]
Total		10,578,000		5,950,000			16,528,000
Okume Complex Field [Member]
Total		25,205,000		$ 17,520,000			42,725,000
Equatorial Guinea Block S [Member]
Total	58,000		131,000			118,000	307,000
Equatorial Guinea Block W [Member]
Total	58,000					2,000	60,000
Equatorial Guinea Block 21 [Member]
Total	58,000		125,000			103,000	286,000
Equatorial Guinea Block 24 [Member]
Total	58,000		1,989,000			109,000	2,156,000
Company Level - Kosmos Equatorial Guinea, Inc. [Member]
Total	82,992,000						82,992,000
Company Level - Kosmos Energy Equatorial Guinea [Member]
Total	1,000					5,000	6,000
Jubilee [Member]
Total		49,484,000					49,484,000
TEN [Member]
Total		5,736,000					5,736,000
West Cape Three Points [Member]
Total			237,000				237,000
Deepwater Tano [Member]
Total			237,000				237,000
Company Level Ghana [Member]
Total	206,645,000						206,645,000
Company Level Mauritania [Member]
Total	593,000					8,000	601,000
Block 5 [Member]
Total						95,000	95,000
Company Level Sao Tome and Principe [Member]
Total	45,000						45,000
Company Level Senegal [Member]
Total	501,000					$ 287,000	788,000
Mississippi Canyon [Member]
Total		40,817,000	451,000				41,268,000
De Soto Canyon [Member]
Total			311,000				311,000
Garden Banks [Member]
Total		738,000	47,000				785,000
Green Canyon [Member]
Total		$ 21,113,000	133,000				21,246,000
Keathley Canyon [Member]
Total			375,000		$ 443,000		818,000
Walker Ridge [Member]
Total			63,000				63,000
Company Level United States [Member]
Total	5,344,000		$ 10,000				5,354,000
Company Level United Kingdom [Member]
Total	$ 3,343,000						$ 3,343,000